Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Aspiriant Trust
Entity Central Index Key	0001534881
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000111026 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Equity Allocation Fund
Class Name	Advisor class
Trading Symbol	RMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Equity Allocation Fund ("Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	$14	0.27%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 1,430,097,409
Holdings Count | Holding	185
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,430,097,409
Total number of portfolio holdings	185
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Quality Fund - Class VI	33.2%
RIEF Strategic Partners Fund LLC	8.6%
iShares MSCI Global Min Vol Factor ETF	6.7%
Schwab Fundamental Emerging Markets Equity ETF	6.4%
GMO Equity Dislocation Investment Fund - Class A	6.2%
AQR Large Cap Defensive Style Fund - Class R6	5.4%
Baillie Gifford Emerging Markets Equities Fund - Class K	4.1%
Viking Global Equities LP	3.7%
Microsoft Corp.	1.3%
Apple, Inc.	1.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GMO Quality Fund - Class VI	33.2%
RIEF Strategic Partners Fund LLC	8.6%
iShares MSCI Global Min Vol Factor ETF	6.7%
Schwab Fundamental Emerging Markets Equity ETF	6.4%
GMO Equity Dislocation Investment Fund - Class A	6.2%
AQR Large Cap Defensive Style Fund - Class R6	5.4%
Baillie Gifford Emerging Markets Equities Fund - Class K	4.1%
Viking Global Equities LP	3.7%
Microsoft Corp.	1.3%
Apple, Inc.	1.2%

C000156767 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Municipal Bond Fund
Class Name	Aspiriant Risk-Managed Municipal Bond Fund
Trading Symbol	RMMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Municipal Bond Fund ("Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/. You can also request this information by contacting us at 1-877-997-9971.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	$16	0.32%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[2]
Net Assets	$ 1,304,206,851
Holdings Count | Holding	949
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,304,206,851
Total number of portfolio holdings	949
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.  Interest rate presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
iShares National Muni Bond ETF	11.1%
MacKay Municipal Opportunities Fund, LP	7.2%
MacKay Municipal Credit Opportunities Fund, LP	2.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.4%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	0.4%
Port of Portland Airport Revenue, 5.25%, 07/1/2049, Call 07/1/2034	0.3%
Port Authority of New York & New Jersey, 5.00%, 12/1/2048, Call 12/1/2033	0.3%
Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	0.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares National Muni Bond ETF	11.1%
MacKay Municipal Opportunities Fund, LP	7.2%
MacKay Municipal Credit Opportunities Fund, LP	2.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.4%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	0.4%
Port of Portland Airport Revenue, 5.25%, 07/1/2049, Call 07/1/2034	0.3%
Port Authority of New York & New Jersey, 5.00%, 12/1/2048, Call 12/1/2033	0.3%
Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	0.3%

C000162347 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Defensive Allocation Fund
Class Name	Aspiriant Defensive Allocation Fund
Trading Symbol	RMDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Defensive Allocation Fund ("Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Defensive Allocation Fund (RMDFX)	$9	0.18%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[3]
Net Assets	$ 1,117,102,197
Holdings Count | Holding	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,102,197
Total number of portfolio holdings	12
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	29.9%
Managed Fund/Bridgewater Fund Limited	12.9%
JPMorgan Global Allocation Fund - Class R6	10.8%
GMO Equity Dislocation Investment Fund - Class A	7.8%
Millennium International, Ltd. - Class GG	6.4%
Lazard Rathmore Alternative Fund - Class E	5.5%
iShares Gold Trust	5.4%
Elliott Associates, LP	5.3%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	5.1%
BlackRock Event Driven Equity Fund - Institutional Shares	5.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	29.9%
Managed Fund/Bridgewater Fund Limited	12.9%
JPMorgan Global Allocation Fund - Class R6	10.8%
GMO Equity Dislocation Investment Fund - Class A	7.8%
Millennium International, Ltd. - Class GG	6.4%
Lazard Rathmore Alternative Fund - Class E	5.5%
iShares Gold Trust	5.4%
Elliott Associates, LP	5.3%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	5.1%
BlackRock Event Driven Equity Fund - Institutional Shares	5.1%

C000194824 [Member]
Shareholder Report [Line Items]
Fund Name	Aspiriant Risk-Managed Taxable Bond Fund
Class Name	Aspiriant Risk-Managed Taxable Bond Fund
Trading Symbol	RMTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Taxable Bond Fund ("Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
Additional Information Phone Number	1-877-997-9971
Additional Information Website	https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	$13	0.26%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[4]
Net Assets	$ 315,816,287
Holdings Count | Holding	11
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$315,816,287
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	29.7%
PIMCO Income Fund - Institutional Class	14.5%
Metropolitan West Total Return Bond Fund - Plan Class	13.8%
DoubleLine Total Return Bond Fund - I Class	13.8%
GMO Emerging Country Debt Fund, Class VI	7.1%
River Canyon Total Return Bond Fund - Institutional Class	6.8%
Vanguard Long-Term Treasury ETF	5.7%
AG Direct Lending Fund IV Annex, LP	2.8%
TPG Twin Brook Capital Income Fund - I Class	2.3%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.7%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	29.7%
PIMCO Income Fund - Institutional Class	14.5%
Metropolitan West Total Return Bond Fund - Plan Class	13.8%
DoubleLine Total Return Bond Fund - I Class	13.8%
GMO Emerging Country Debt Fund, Class VI	7.1%
River Canyon Total Return Bond Fund - Institutional Class	6.8%
Vanguard Long-Term Treasury ETF	5.7%
AG Direct Lending Fund IV Annex, LP	2.8%
TPG Twin Brook Capital Income Fund - I Class	2.3%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.7%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.